3. COMMITMENTS (June 2019 Note)	12 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

(3)	COMMITMENTS

(a)	Related Party Transactions

Transactions with Officers and Directors

Warrants to purchase 666,667 shares of the Company’s common stock were issued in conjunction with the sale the Company’s common stock in November, 2016. All 666,667 warrants were exercised in October 2017, by payment to the Company of $0.01 per share or an aggregate purchase price of $6,667. Pursuant to the above transaction, the Company’s Chairman of the Board Mr. Woodward, as principal of MHW Partners, L.P., purchased 156,667 units at an aggregate purchase price of $94,000 in November 2016 and exercised warrants at 0.01 per share for an additional 78,333 shares in October 2017.

In March 2019 the Company’s board of directors approved the payment of $10,000 per quarter to the Company’s Chairman of the Board for the performance of services to the Company beginning retroactively for the quarter ended December 31, 2018. The agreement has no maturity date and $20,000 was paid prior to June 30, 2019 and $10,000 is included in accounts payable at June 30, 2019.

Transactions with Stockholders Known by the Company to Own 5% or More of the Company’s Common Stock

In October 2017 Dolphin Offshore Partners L.P. and Hershey Strategic Capital, L.P. exercised warrants pursuant to the November 2016 placement described above for 458,334 and 62,500 shares, respectively, at aggregate purchase prices of $4,583 and $625, respectively. At the time of these transactions, both Dolphin Offshore Partners L.P. and Hershey Strategic Capital, L.P. were beneficial owners of more than 5% of outstanding common stock.

At June 30, 2019 the Company had received payments for common stock subscriptions totaling $925,000 at $1.25 per share. On July 1, 2019 the Company received an additional $25,000 and closed the placement on that date by issuing 760,000 unregistered common shares. The placement proceeds were used to partially fund the business acquisition of the Ross Optical division. In conjunction with the placement, the Company also entered into a registration rights agreement with the investors requiring submission of a registration statement with the Securities and Exchange Commission within ninety days of the placement. Ms. Sandra Pessin acquired 200,000 shares in this placement for $250,000 or $1.25 per share, and at that time Ms. Pessin was owner of more than 5% of the Company’s outstanding common stock.

(b)	Capital Lease Obligation

The Company entered into a five-year capital lease obligation in January 2016 for the acquisition of manufacturing equipment with payments totaling $51,252. At June 30, 2019, future minimum lease payments under the capital lease obligation are as follows:

Fiscal Year Ending June 30:	Amount
2020	$10,250
2021	5,126
Total minimum payments	15,376
Less: amount representing interest	777
Present value of minimum lease payments	14,599
Less: current portion	9,572
$5,027

The net book value of assets held under capital leases is $13,192 at June 30, 2019.

(c)	Operating Lease Commitments

The Company’s operating leases for its Gardner, Massachusetts office and production space and equipment expired at various dates during fiscal year 2017 and the Company is continuing those rents on a month to month tenant at will basis. Rent expense on operating leases, excluding the related party rent described above, was $58,228 and $58,100 for the years ended June 30, 2019 and 2018, respectively.

The Ross Optical division rents a single facility in El Paso, Texas from an unrelated party pursuant to an operating lease with the following non-cancellable minimum lease payments through May 2022.

Fiscal Year Ending June 30:	Amount
2020	$40,784
2021	41,803
2022	39,196
Total minimum payments	$121,783

In addition to the minimum lease payments, the Company also pays operating costs associated with the El Paso lease. Total rent expense for the month of June 2019 since the acquisition of the Ross Optical division and included in the accompanying statement of operations was $4,976.